Shareholders' equity: - Stock options outstanding and exercisable (Details)	12 Months Ended
	Dec. 31, 2022 Options $ / shares	Dec. 31, 2022 Options $ / shares	Dec. 31, 2021 Options	Dec. 31, 2020 Options
Shareholders' equity:
Options outstanding, Number	10,218,723	10,218,723	7,774,833	6,288,166
Options outstanding, Weighted average years To expiration	7 years 8 months 12 days
Options exercisable, Number	3,223,458	3,223,458
Exercise price of $3.83
Shareholders' equity:
Exercise price/share | $ / shares	$ 3.83
Options outstanding, Number	50,000	50,000
Options outstanding, Weighted average years To expiration	8 years 2 months 12 days
Options exercisable, Number	10,000	10,000
Exercise price of $3.92
Shareholders' equity:
Exercise price/share | $ / shares	$ 3.92
Options outstanding, Number	42,000	42,000
Options outstanding, Weighted average years To expiration	8 years 4 months 24 days
Options exercisable, Number	2,000	2,000
Exercise price of $4.36
Shareholders' equity:
Exercise price/share | $ / shares	$ 4.36
Options outstanding, Number	1,346,000	1,346,000
Options outstanding, Weighted average years To expiration	8 years 2 months 12 days
Options exercisable, Number	252,400	252,400
Exercise price of $6.38
Shareholders' equity:
Exercise price/share | $ / shares	$ 6.38
Options outstanding, Number	390,000	390,000
Options outstanding, Weighted average years To expiration	9 years 2 months 12 days
Exercise price of $7.01
Shareholders' equity:
Exercise price/share | $ / shares	$ 7.01
Options outstanding, Number	2,922,500	2,922,500
Options outstanding, Weighted average years To expiration	9 years 2 months 12 days
Exercise price of $7.04
Shareholders' equity:
Exercise price/share | $ / shares	$ 7.04
Options outstanding, Number	160,000	160,000
Options outstanding, Weighted average years To expiration	8 years 10 months 24 days
Options exercisable, Number	32,000	32,000
Exercise price of $7.85
Shareholders' equity:
Exercise price/share | $ / shares	$ 7.85
Options outstanding, Number	220,000	220,000
Options outstanding, Weighted average years To expiration	9 years 4 months 24 days
Exercise price of $9.00
Shareholders' equity:
Exercise price/share | $ / shares	$ 9.00
Options outstanding, Number	218,500	218,500
Options outstanding, Weighted average years To expiration	9 years 10 months 24 days
Exercise price of $9.39
Shareholders' equity:
Exercise price/share | $ / shares	$ 9.39
Options outstanding, Number	180,000	180,000
Options outstanding, Weighted average years To expiration	9 years 6 months
Exercise price of $0.80 (CAD $1.08)
Shareholders' equity:
Exercise price/share | (per share)	$ 0.80	$ 1.08
Options outstanding, Number	635,278	635,278
Options outstanding, Weighted average years To expiration	4 years 4 months 24 days
Options exercisable, Number	635,278	635,278
Exercise price of $0.93 (CAD $1.26)
Shareholders' equity:
Exercise price/share | (per share)	$ 0.93	$ 1.26
Options outstanding, Number	1,001,114	1,001,114
Options outstanding, Weighted average years To expiration	5 years 1 month 6 days
Options exercisable, Number	772,225	772,225
Exercise price of $1.12 (CAD $1.51)
Shareholders' equity:
Exercise price/share | (per share)	$ 1.12	$ 1.51
Options outstanding, Number	41,667	41,667
Options outstanding, Weighted average years To expiration	4 years 10 months 24 days
Options exercisable, Number	41,667	41,667
Exercise price of $1.51 (CAD $2.05)
Shareholders' equity:
Exercise price/share | (per share)	$ 1.51	$ 2.05
Options outstanding, Number	8,333	8,333
Options outstanding, Weighted average years To expiration	5 years 6 months
Exercise price of $2.32 (CAD $3.14)
Shareholders' equity:
Exercise price/share | (per share)	$ 2.32	$ 3.14
Options outstanding, Number	162,000	162,000
Options outstanding, Weighted average years To expiration	7 years 10 months 24 days
Options exercisable, Number	63,000	63,000
Exercise price of $2.64 (CAD $3.58)
Shareholders' equity:
Exercise price/share | (per share)	$ 2.64	$ 3.58
Options outstanding, Number	28,000	28,000
Options outstanding, Weighted average years To expiration	7 years 7 months 6 days
Options exercisable, Number	10,000	10,000
Exercise price of $2.97 (CAD $4.03)
Shareholders' equity:
Exercise price/share | (per share)	$ 2.97	$ 4.03
Options outstanding, Number	28,611	28,611
Options outstanding, Weighted average years To expiration	3 years 2 months 12 days
Options exercisable, Number	28,611	28,611
Exercise price of $3.04 (CAD $4.12)
Shareholders' equity:
Exercise price/share | (per share)	$ 3.04	$ 4.12
Options outstanding, Number	419,000	419,000
Options outstanding, Weighted average years To expiration	8 years
Options exercisable, Number	167,000	167,000
Exercise price of $3.21 (CAD $4.36)
Shareholders' equity:
Exercise price/share | (per share)	$ 3.21	$ 4.36
Options outstanding, Number	887,498	887,498
Options outstanding, Weighted average years To expiration	6 years 1 month 6 days
Options exercisable, Number	511,944	511,944
Exercise price of $6.19 (CAD $8.39)
Shareholders' equity:
Exercise price/share | (per share)	$ 6.19	$ 8.39
Options outstanding, Number	512,222	512,222
Options outstanding, Weighted average years To expiration	6 years 10 months 24 days
Options exercisable, Number	307,333	307,333
Exercise price of $10.26 (CAD $13.91)
Shareholders' equity:
Exercise price/share | (per share)	$ 10.26	$ 13.91
Options outstanding, Number	901,000	901,000
Options outstanding, Weighted average years To expiration	7 years 3 months 18 days
Options exercisable, Number	364,000	364,000
Exercise price of $10.86 (CAD $14.72)
Shareholders' equity:
Exercise price/share | (per share)	$ 10.86	$ 14.72
Options outstanding, Number	65,000	65,000
Options outstanding, Weighted average years To expiration	7 years 4 months 24 days
Options exercisable, Number	26,000	26,000